Cover Page - shares	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Registrant Name	Algonquin Power & Utilities Corp.
Entity Central Index Key	0001174169
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding (in shares)	766,930,261	689,271,039	688,759,098	683,614,803
Entity File Number	001-37946
Entity Address, Address Line One	354 Davis Road
Entity Address, City or Town	Oakville
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L6J 2X1
Entity Address, Country	CA